Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans
Deferred costs, net of deferred fees	$ 807,000	$ 909,000
Description about public private partnership	President Trump signed the CARES Act, which established a $2 trillion economic stimulus package, including cash payments to individuals, supplemental unemployment insurance benefits and a $349 billion loan program administered through the PPP. Under the PPP, small businesses, sole proprietorships, independent contractors and self-employed individuals were able to apply for loans from existing SBA lenders and other approved regulated lenders, subject to certain limitations and eligibility criteria. A second round of PPP funding provided a total of $320 billion additional funding for the PPP. The Bank participated as a lender in the PPP. Total PPP loans originated during the years ended December 31, 2020 and 2021 amounted to $128.1 million. The Bank did not have any PPP loans outstanding at December 31, 2023. The outstanding balance of PPP loans was $103,000 at December 31, 2022. These loans are classified as commercial loans in the tables above. The Bank recognized $948,000 and $3.4 million of PPP loan fee income for the year ended December 31, 2022 and year ended December 31, 2021, respectively. No PPP loan fee income was recognized for the year ended December 31, 2023
Impaired Loan		4,900,000	$ 5,300,000
Impaired loans collectively evaluated for impairment		44,000	48,000
Accrual and non-accrual TDR		$ 3,700,000	$ 2,200,000
PPP loans are guaranteed by SBA	$ 432,000